Fair Value Measurements - Schedule of Significant Inputs which the Fair Value Measurements Associated with Convertible Note (Details) - Convertible Notes [Member]	Dec. 31, 2025	Dec. 31, 2024
Risk-free rate (continuously compounded) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	3.6
Fold volatility (annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	99.16
Bitcoin volatility (annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	52.03
Note term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	4.18
Fold stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	2.61
Bitoin price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	87,508.83
Correlation (Fold and Bitcoin) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	0.4289
Conversion price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	12.5
Dividend yield (annual) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible note measurement input method	0